Employee Defined Contribution Plan	12 Months Ended
Jun. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Employee Defined Contribution Plan
22.	Employee Defined Contribution Plan

Defined Contribution Plan in PRC

Chinese labor regulations require companies in the PRC to participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees, and to make contributions to the government for these benefits based on a certain percentage of the employees’ salaries. The companies in China are required to make contributions to the government mandated defined contribution plan for these benefits based on 28%~ 45% of the employees’ salaries. The Company has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were RMB1.3 million, RMB1.9 million, RMB2.1 million and RMB3.1 million ($0.5 million) respectively for each of the years ended December 31, 2010, six months ended June 30, 2011, the year ended June 30, 2012 and the year ended June 30, 2013 respectively.

Defined Benefit Asset / Liability in PGW	2011 RMB'000	2012 RMB'000	2013 RMB'000	2013 US$'000

Present value of funded obligations	(370,099)	(378,004)	(347,518)	(56,623)

Fair value of plan assets	279,267	246,500	248,089	40,422

Total defined benefit asset / (liability)	(90,832)	(131,504)	(99,429)	(16,201)

The Group makes contributions to two defined benefit plans that provide a range of superannuation and insurance benefits for employees and former employees. The two defined benefit plans are open by invitation, however the Group has not invited new members to the scheme since June 1995 and November 2000 respectively. The Group does not intend to invite new members to the scheme. The plan's retired employees are entitled to receive an annual pension payment payable on their life and in some cases on the life of a surviving spouse.

PGW Employment Benefits Plan assets consist of:	2012	2013
Equities	62%	65%
Fixed interest	36%	32%
Cash	2%	3%
	100%	100%

Actuarial Assumptions:	2012	2013
Principal actuarial assumptions at the reporting date (expressed as weighted averages):
Discount rate used (10 year New Zealand Government Bond rate)	3.41%	4.03%
Expected return on plan assets	6.00%	2.97%
Future salary increases	3.50%	3.00%
Future pension increases	2.50%	2.50%

Assumptions regarding future mortality are based on published statistics and mortality tables. The average remaining life expectancy of an individual retiring at age 65 is 19 years for males and 22 years for females. The overall expected long-term rate of return on assets is 2.97 percent.  The expected long-term return is based on the portfolio as a whole and not on the sum of the returns on individual asset categories.  The return is based on expected future returns of the different asset classes and the investment policies for the plans.

Historical information	2011 RMB'000	2012 RMB'000	2013 RMB'000	2013 US$'000

Present value of the defined benefit obligation	370,099	378,004	347,518	56,623
Fair value of plan assets	(279,267)	(246,500)	(248,089)	(40,422)
Deficit / (surplus) in the plan	90,832	131,504	99,429	16,201

The Group expects to pay RMB14.0 million ($2.3 million) (2013: RMB18.2 million ($3.0 million)) in contributions to defined benefit plans in 2014. Member contributions are expected to be RMB5.5 million ($0.9 million) (2013: RMB5.5 million ($0.9 million)).

Based on current assumptions, the Company expects that the estimated future benefit payments for each of the next ten years will approximate the benefit payments made in the year ended June 30, 2013.

Movement in the liability for defined benefit obligations:*

	2012 RMB'000	2013 RMB'000	2013 US$'000
Liability for defined benefit obligations at July 1	346,209	378,004	61,590
Benefits paid by the plan	(19,122)	(32,752)	(5,336)
Current service costs and interest	20,103	17,362	2,829
Member contributions	6,825	6,967	1,135
Actuarial (gains)/losses recognized in OCI	23,989	(5,522)	(900)
Exchange difference	—	(16,541)	(2,695)
Liability for defined benefit obligations at June 30	378,004	347,518	56,623

Movement in plan assets:*
Fair value of plan assets at July 1	261,240	246,500	40,164
Contributions paid into the plan	13,654	14,129	2,302
Benefits paid by the plan	(19,122)	(32,752)	(5,336)
Expected return on plan assets	15,508	5,946	969
Actuarial gains/(losses) recognised in equity	(24,780)	26,546	4,325
Exchange difference	—	(12,280)	(2,002)
Fair value of plan assets at June 30	246,500	248,089	40,422

Expense recognized in income statement:*
Current service costs	11,611	8,111	1,322
Interest on obligation	8,492	9,251	1,507
Expected return on plan assets	(15,508)	(5,946)	(969)
	4,595	11,416	1,860
Actual return on plan assets	(6,865)	32,211	5,248

Gains and losses recognized in equity:*
Cumulative gains/(losses) at July 1	(99,890)	(158,211)	(25,778)
Net profit and loss impact from current period costs	(4,595)	(11,416)	(1,860)
Recognized during the year	(53,726)	32,068	5,225
Exchange difference	—	5,959	971
Cumulative gains/(losses) at June 30	(158,211)	(131,600)	(21,442)

*     Movements and expenses for the period ended June 30, 2011 are not significant as PGW operations are only included from the date of acquisition.